Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred income tax
Schedule of temporary difference, unused tax losses and unused tax credits
(a)	The Group recognizes the effects of timing differences between the accounting and tax basis. This caption is made up as follows:

			Credit (debit) to			Credit (debit) to	Credit (debit) to
		Credit (debit) to	consolidated		Credit (debit) to	discontinued	consolidated
	As of	consolidated	statements of other	As of	consolidated	operations (note	statements of other	As of
	January 1,	statement of profit	comprehensive	December 31,	statement of profit	1(e))	comprehensive	December 31,
	2020	or loss	income	2020	or loss		income	2021
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Deferred asset for income tax
Tax - loss carryforwards	131,328	27,185	—	158,513	28,368	—	—	186,881
Difference in depreciation and amortization rates	61,287	2,616	—	63,903	(11,406)	—	—	52,497
Provision for closure of mining units, net	15,513	(1,313)	—	14,200	16,151	—	—	30,351
Provision for impairment of value of inventory	7,494	(195)	—	7,299	1,709	—	—	9,008
Provision for bonuses to employees and officers	5,672	(594)	—	5,078	618	—	—	5,696
Contractors claims provisions	—	1,678	—	1,678	3,558	—	—	5,236
Contingent consideration liability	4,841	1,671	—	6,512	(1,285)	—	—	5,227
Impairment loss of long-lived assets provision	8,048	(6,118)	—	1,930	—	—	—	1,930
Provision for sale of investment in associate Yanacocha	—	—	—	—	—	50,444	—	50,444
Other	3,496	(877)	—	2,619	6,946	—	—	9,565
	237,679	24,053	—	261,732	44,659	50,444	—	356,835
Derivative financial instruments	—	—	5,440	5,440	—	—	(3,382)	2,058
	237,679	24,053	5,440	267,172	44,659	50,444	(3,382)	358,893
Deferred assets for mining royalties and special mining tax	30	(30)	—	—	—	—	—	—

Total deferred asset	237,709	24,023	5,440	267,172	44,659	50,444	(3,382)	358,893

Deferred liability for income tax
Effect of translation into U.S. dollars	(46,276)	(31,853)	—	(78,129)	(895)	(9,030)	—	(88,054)
Differences in amortization rates for development costs	(69,345)	4,509	—	(64,836)	558	—	—	(64,278)
Difference in depreciation and amortization rates	(44,007)	(3,028)	—	(47,035)	(2,078)	—	—	(49,113)
Fair value of mining concessions	(12,983)	(1,915)	—	(14,898)	—	—	—	(14,898)
Other	(19,333)	(7,036)	—	(26,369)	1,707	—	—	(24,662)
	(191,944)	(39,323)	—	(231,267)	(708)	(9,030)	—	(241,005)

Deferred liability for mining royalties and special mining tax	(168)	(206)	—	(374)	95	—	—	(279)

Total deferred liability	(192,112)	(39,529)	—	(231,641)	(613)	(9,030)	—	(241,284)

Deferred income tax asset, net	45,597	(15,506)	5,440	35,531	44,046	41,414	(3,382)	117,609

Schedule of detailed information about provision for income taxes
(c)	The following is the composition of the provision for income taxes shown in the consolidated statement of income for the years 2021, 2020 and 2019:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Income tax expense
Current	(13,128)	(8,446)	(11,851)
Deferred	43,951	(15,270)	37,617
	30,823	(23,716)	25,766
Mining Royalties and Special Mining Tax
Current	(7,247)	(1,478)	(60)
Deferred	95	(236)	(116)
	(7,152)	(1,714)	(176)

Total income tax	23,671	(25,430)	25,590

Schedule of reconciliation of accounting profit multiplied by applicable tax rates
(d)	Below is a reconciliation of tax expense and the accounting profit (loss) multiplied by the statutory tax rate for the years 2021, 2020 and 2019:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Profit (loss) before income tax	101,129	(58,099)	(1,955)
Loss from discontinued operations before income tax	(429,018)	(66,810)	(52,094)
Loss before income tax
	(327,889)	(124,909)	(54,049)
Theoretical income tax benefit
	96,727	36,848	15,944
Permanent items and others:
Share in the results of associates and joint ventures	70,933	18,497	26,341
Investment in associate available for sale	(83,192)	(21,305)	(12,266)
Effect of translation into U.S. dollars	(895)	(31,853)	14,995
Non-deductible expenses	(3,931)	(11,097)	(13,091)
Foreign exchange difference of permanent items	(9,001)	(10,524)	(3,081)
Mining royalties and special mining tax	(3,253)	1,273	(24)
Use (provision) for recovery of deferred tax asset	5,979	(3,213)	(3,052)
Unrecognized deferred tax asset for striping cost	(1,130)	(2,342)	—
Income tax income (expense)	72,237	(23,716)	25,766
Mining Royalties and Special Mining Tax	(7,152)	(1,714)	(176)
Total income tax benefit (expense)	65,085	(25,430)	25,590
Income tax from continuing operations	23,671	(25,430)	25,590
Income tax from discontinued operations	41,414	—	—
	65,085	(25,430)	25,590